COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

May 1, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Columbia Funds Series Trust I (the Registrant)

Columbia Real Estate Equity Fund

Post-Effective Amendment No. 323

File Nos. 002-99356 /811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 323 (Amendment). This Amendment was filed electronically on April 26, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro Assistant Secretary
Columbia Funds Series Trust I